Longterm Incentive Plans (Details 5)	12 Months Ended
Jan. 31, 2022 $ / shares shares
Statement [Line Items]
Number of options, outstanding	2,410,000
Options Exercisable	2,009,167
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding	1,100,000
Options Exercisable	275,000
Expiry date	Dec. 28, 2024
Exercise Price | $ / shares	$ 0.10